Right-of-use Assets and Lease Liabilities - Schedule of Undiscounted Future Minimum Lease Payment (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Undiscounted Future Minimum Lease Payment [Abstract]
2025	$ 7,073,089	$ 910,577
2026	7,308,606	940,897
2027	7,501,149	965,685
2028	7,752,154	997,999
2029 or after	28,133,028	3,621,796
Total lease payments	57,768,026	7,436,954
Less: imputed interest	(15,276,221)	(1,966,634)
Total operating lease liabilities	$ 42,491,805	$ 5,470,320	$ 23,884,854